MFS(R) VARIABLE INSURANCE TRUST:

MFS(R) BOND SERIES                        MFS(R) MONEY MARKET SERIES
MFS(R) CAPITAL OPPORTUNITIES SERIES       MFS(R) NEW DISCOVERY SERIES
MFS(R) EMERGING GROWTH SERIES             MFS(R) RESEARCH SERIES
MFS(R) GLOBAL EQUITY SERIES               MFS(R) STRATEGIC INCOME SERIES
MFS(R) HIGH INCOME SERIES                 MFS(R) TOTAL RETURN SERIES
MFS(R) INVESTORS GROWTH STOCK SERIES      MFS(R) UTILITIES SERIES
MFS(R)  INVESTORS TRUST SERIES            MFS(R) VALUE SERIES
MFS(R) MID CAP GROWTH SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the following new paragraph is added after the second paragraph in the section entitled "Investment Adviser":

MFS votes proxies on behalf of the Series pursuant to the proxy voting policies described in Appendix G to this SAI. Information regarding how each Series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge by visiting www.mfs.com and clicking on Proxy Voting or by visiting the SEC's Web site at http://www.sec.gov.

Effective immediately, the first paragraph under "Administrator" is restated as follows:

MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the Series. Under a Master Administrative Services Agreement between the Trust and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Trust's Board of Trustees. Each Series is allocated a portion of these administrative costs based on its size and relative average net assets. Until March 31, 2004, each Series paid MFS an administrative fee up to the following annual percentage rates of the Series' average daily net assets:

-------------------------------------                   ------------------------
First $2 billion                                             0.0175%
-------------------------------------                   ------------------------
Next $2.5 billion                                            0.0130%
-------------------------------------                   ------------------------
Next $2.5 billion                                            0.0005%
-------------------------------------                   ------------------------
In excess of $7 billion                                      0.0000%
-------------------------------------                   ------------------------


Effectuve April 1, 2004, each Series pays MFS an administrative fee up to the following annual percentage rates of the Series' average daily net assets:

-------------------------------------                   ------------------------
First $2 billion                                             0.01120%
-------------------------------------                   ------------------------
Next $2.5 billion                                            0.00832%
-------------------------------------                   ------------------------
Next $2.5 billion                                            0.00032%
-------------------------------------                   ------------------------
In excess of $7 billion                                      0.0000%
-------------------------------------                   ------------------------

Effective immediately, the last sentence of the third paragraph has been deleted under "Portfolio Transactions and Brokerage Commissions" and the tenth paragraph is replaced in its entirety by the following:

Certain Series have entered into an arrangement under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Series receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against expenses of the Series. In addition, the Series have an expense offset arrangement that reduces the Series' custodian fees based upon the amount of cash maintained by the Series with their custodian and dividend disbursing agent, State Street Bank and Trust Company.

                The date of this Supplement is September 1, 2004.